PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of the net benefit costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee costs:
Defined contribution expense	$ 17.1	$ 17.0	$ 16.3
Expected employer contributions in the next fiscal year	1.0
Pension and postretirement benefits
Employee costs:
Service costs	14.1	14.6	10.6
Plan amendments, administrative fees and other	1.2	0.8	0.7
Interest on net defined benefit liability	1.7	1.7	1.0
Net benefit costs	$ 17.0	$ 17.1	$ 12.3